Cash and cash equivalents and short-term deposits	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
Cash and cash equivalents and short-term deposits
4.	Cash and cash equivalents and short-term deposits

($000s)	December 31, 2020	December 31, 2019
Cash and cash equivalents	17,528	8,793
Short-term deposits	19,905	4,114
	37,433	12,907

All of the cash and cash equivalents are held in a Canadian Schedule I bank. Short-term deposits consist of Canadian Schedule I bank guaranteed deposits and are cashable in whole or in part with interest at any time to maturity.